Consolidated Statement of Changes in Equity (Parenthetical) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023
Statement of Stockholders Equity
Accumulated other comprehensive loss comprises items that will not be recycled	$ (12.7)	$ (7.8)
Accumulated other comprehensive loss comprises items that may be recycled	$ (129.2)	$ (77.0)